Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET- BACKED SECURITIES

Pursuant to 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

KPMG LLP

20 Pacifica, Suite 700

Irvine, CA 92618

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Fora Financial Advance LLC

519 8th Ave 11th Floor

New York, NY 10018

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

KPMG LLP was not engaged to perform procedures that were intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization.

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

The Report contains a description of the following (numbers correspond to the requested description items):

(1)	See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 2, 2021, pertaining to Fora Financial Asset Securitization 2021 LLC, Asset-Backed Notes, Series 2021-1.

(2)	See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 2, 2021, pertaining to Fora Financial Asset Securitization 2021 LLC, Asset-Backed Notes, Series 2021-1.

(3)	See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 2, 2021, pertaining to Fora Financial Asset Securitization 2021 LLC, Asset-Backed Notes, Series 2021-1.

(4)	See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 2, 2021, pertaining to Fora Financial Asset Securitization 2021 LLC, Asset-Backed Notes, Series 2021-1.

(5)	Not applicable

(6)	Not applicable

(7)	Not applicable

(8)	None

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

The findings can be found in the attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 2, 2021. Consistent with American Institute of Certified Public Accountants attestation standards, there were no conclusions that resulted from the due diligence services. KPMG LLP was not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File (as defined in the attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 2, 2021, pertaining to Fora Financial Asset Securitization 2021 LLC, Asset-Backed Notes, Series 2021-1).

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Item 4 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

For purposes of this certification, consistent with attestation standards established by the American Institute of Certified Public Accountants, we were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File (as defined in the attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated November 2, 2021, pertaining to Fora Financial Asset Securitization 2021 LLC, Asset-Backed Notes, Series 2021-1).

Name of Person Identified in Item 1:	KPMG LLP

By:	Tina M. Stoliar	/s/ Tina M. Stoliar
	(Print name of duly authorized person)	(Signature)

Date: November 2, 2021

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Fora Financial Advance, LLC (the “Company”)

Credit Suisse Securities (USA) LLC (together, the “Specified Parties”)

Re: Fora Financial Asset Securitization 2021 LLC, Asset-Backed Notes, Series 2021-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Fora - FFAS 2021 KPMG Exam Sample Report (2021.09.30).xlsx” provided by the Company on October 19, 2021, containing information on 2,368 small business receivables (the “Receivables”) as of September 30, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Fora Financial Asset Securitization 2021 LLC, Asset-Backed Notes, Series 2021-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Source Documents” means the following information sources provided by the Company:

–	Receivables Agreement

–	TRS Operating System

The Source Documents were represented by the Company to be either the original Source Documents, a copy of the original Source Documents, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Receivables Agreements by the borrower.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•	The term “TRS System Schedule” means an electronic data file entitled “Fora - KPMG 200 Deal Info Export (2021.09.30).xlsx” provided by the Company on October 19, 2021, containing information on merchant’s founded date, total collected amounts, credit score, and credit tier related to the Receivables in the Data File.

•	The term “Support Schedule” means an electronic data file entitled “LFR Data Sample Validation_9.2021.xlsx” provided by the Company on October 28, 2021, containing information related to TRS Operating System screenshots and data extracts for merchant name, merchant’s expected collection period, merchant’s pool outstanding receivables balance, and modification status related to the Receivables in the Data File.

•	The term “Sources” means the Source Documents, TRS System Schedule, and Support Schedule.

•	The term “Delinquency Schedule” means an electronic data file entitled “Fora - Strats_09.30.21 (Eligible Only)” provided by the Company on October 14, 2021, containing delinquency information related to the Receivables in the Data File.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Sources, Delinquency Schedule, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We selected a random sample of (i) 75 Receivables, (ii) a random sample of 25 Receivables with an amount greater than 0 in the “$s Past Due” field in the Delinquency Schedule, and (iii) 100 Receivables with the largest “OutstandingReceivableBalance” from the Data File for a total sample of 200 Receivables (together, the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to select from the Data File.

B.	For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attribute	Sources / Instructions

CompanyLegalName	Receivables Agreement, Support Schedule

IndustryType	Receivables Agreement

CreditScore	TRS System Schedule

Attribute	Sources / Instructions

MerchantYearFounded	Recomputed using Instructions

OutstandingReceivableBalance	Recomputed using Instructions, Support Schedule

RTRRatio	Recomputed using Instructions

MerchantState	Receivables Agreement

ExpectedCollectionPeriod	Recomputed using Instructions, Support Schedule

CreditTier	Recomputed using Instructions

ProductType	TRS Operating System

PaymentFrequency	Receivables Agreement

FundedReceivableFora	Receivables Agreement

FundedDate	TRS Operating System

CollectedAmount	TRS System Schedule

ContractualPaymentAmountFORA	Receivables Agreement

SubCollectionStatus	TRS Operating System, Support Schedule

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

Irvine, California

November 2, 2021

Exhibit A

Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number
1	***862	36	***168	71	***145
2	***574	37	***209	72	***044
3	***020	38	***964	73	***850
4	***722	39	***310	74	***728
5	***928	40	***585	75	***074
6	***148	41	***052	76	***335
7	***989	42	***037	77	***536
8	***141	43	***792	78	***782
9	***439	44	***419	79	***371
10	***013	45	***180	80	***984
11	***934	46	***056	81	***070
12	***002	47	***185	82	***547
13	***648	48	***829	83	***502
14	***782	49	***450	84	***651
15	***206	50	***619	85	***309
16	***604	51	***894	86	***685
17	***345	52	***292	87	***822
18	***788	53	***365	88	***177
19	***572	54	***743	89	***944
20	***998	55	***886	90	***738
21	***048	56	***531	91	***690
22	***309	57	***645	92	***119
23	***946	58	***127	93	***420
24	***013	59	***659	94	***498
25	***229	60	***926	95	***550
26	***716	61	***179	96	***740
27	***190	62	***078	97	***636
28	***602	63	***414	98	***945
29	***058	64	***421	99	***266
30	***977	65	***087	100	***546
31	***710	66	***182	101	***396
32	***007	67	***362	102	***317
33	***415	68	***073	103	***212
34	***650	69	***768	104	***979
35	***667	70	***445	105	***884

A-1

Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number
106	***162	138	***626	170	***375
107	***155	139	***325	171	***036
108	***432	140	***385	172	***525
109	***651	141	***376	173	***240
110	***803	142	***400	174	***750
111	***122	143	***937	175	***967
112	***806	144	***418	176	***346
113	***892	145	***756	177	***001
114	***253	146	***544	178	***817
115	***322	147	***036	179	***644
116	***362	148	***752	180	***883
117	***243	149	***860	181	***080
118	***515	150	***753	182	***051
119	***319	151	***880	183	***266
120	***611	152	***591	184	***330
121	***011	153	***181	185	***451
122	***698	154	***201	186	***608
123	***957	155	***404	187	***905
124	***263	156	***682	188	***592
125	***369	157	***876	189	***745
126	***850	158	***014	190	***111
127	***144	159	***051	191	***882
128	***865	160	***841	192	***942
129	***340	161	***215	193	***185
130	***824	162	***691	194	***811
131	***638	163	***811	195	***086
132	***955	164	***601	196	***799
133	***769	165	***999	197	***858
134	***072	166	***514	198	***341
135	***582	167	***898	199	***448
136	***542	168	***951	200	***984
137	***799	169	***411

A-2

Exhibit B

Attribute	Instruction
MerchantYearFounded	Utilizing the TRS System Schedule: If BegDateOwned is blank, use DateEstablished, otherwise use BegDateOwned.
OutstandingReceivableBalance	Utilizing the Data File: Subtract Collected Receivable $s as of 09/30_On Balance from FundedReceivableFORA.
RTRRatio

Utilizing the Receivables Agreement: For fixed daily loans, recompute as Total Repayment Amount divided by Amount of Loan. For revenue advance Receivables, recompute as Purchased

Amount divided by Purchase Price.

ExpectedCollectionPeriod

Utilizing the Receivables Agreement: For fixed daily loans, recompute as Total Repayment Amount divided by Contractual Payment Amount divided by 4.2 for weekly Remittance Frequency or 20.5 for daily Remittance Frequency. For revenue advance Receivables, recompute as Purchased Amount divided by Contractual Payment Amount divided by 4.2 for weekly Remittance Frequency or 20.5 for daily Remittance Frequency.

CreditTier	Utilizing the TRS System Schedule: if Override Tier is blank, use ModifiedTier, if ModifiedTier is also blank, use RegularTier.

B-1